Registration No. 333-175202

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. ☑ Post-Effective Amendment No. 1
(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)

Registrant’s Telephone Number, including Area Code: (212) 632-6000

c/o Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Address of Principal Executive Offices)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Service)

COPY TO:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

The Cross Reference Sheet and Parts A and B of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-175202), filed with the Securities and Exchange Commission (the “SEC”) on August 9, 2011, are incorporated herein by reference. The definitive versions of Parts A and B were filed with the SEC on August 16, 2011 and August 23, 2011 pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”).

This Post-Effective Amendment is being filed solely for the purpose to file final tax opinions as Exhibit Nos. (12)(a), (12)(b) and (12)(c) to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15		Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (the “N-1A Registration Statement”), filed on August 12, 2011 (File No. 33-40682).

Item 16		Exhibits.

(1)		Articles of Incorporation, Articles of Amendment and Articles Supplementary(1), (2), (3), (4), (5), (6), (7), (8), (9), (10), (11), (12), (13)

(2)		Registrant’s Amended and Restated By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 38 to the N-1A Registration Statement, filed on February 27, 2006.

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization is incorporated by reference to the N-14 Registration Statement filed with the SEC on June 29, 2011.

(5)		Reference is made to Exhibits (1) and (2) hereof.

(6)		Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 62 to the N-1A Registration Statement filed on August 12, 2011.

(7)		Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 34 to the N-1A Registration Statement, filed on July 20, 2005.

(8)		Not Applicable.

(9)		Amended and Restated Custodian Contract is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 28 to the N-1A Registration Statement, filed on April 29, 2003.

(10)	(a)	Distribution and Servicing Plan is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 62 to the N-1A Registration Statement filed on August 12, 2011.

(10)	(b)	Form of Servicing Agreement is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 62 to the N-1A Registration Statement filed on August 12, 2011.

(10)	(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 62 to the N-1A Registration Statement filed on August 12, 2011.

(11)		Opinion and Consent of Registrant’s counsel is incorporated by reference to Exhibit (11) of Pre-Effective Amendment No. 1 to the N-14 filed with the SEC on August 9, 2011.

(12)	(a)	Opinion of counsel regarding tax matters*

(12)	(b)	Opinion of counsel regarding tax matters*

(12)	(c)	Opinion of counsel regarding tax matters*

(13)		Not Applicable.

(14)		Consents of Independent Registered Public Accounting Firms are incorporated by reference to Exhibit (14) of Pre-Effective Amendment No. 1 to the N-14 filed with the SEC on August 9, 2011.

(15)	Not Applicable.

(16)	Power of Attorney is incorporated by reference to Exhibit (16) of the Registrant’s Registration Statement on Form N-14 filed with the SEC on June 29, 2011.

(17)

The Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 63 to the N-1A Registration Statement, filed on September 23, 2011.

1. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 28 to the N-1A Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2003.
2. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 22 to the N-1A Registration Statement filed with the SEC on December 29, 2000.
3. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 25 to the N-1A Registration Statement filed with the SEC on April 30, 2001.
4. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 31 to the N-1A Registration Statement filed with the SEC on December 3, 2004.
5. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 34 to the N-1A Registration Statement filed with the SEC on July 20, 2005.
6. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 38 to the N-1A Registration Statement filed with the SEC on February 27, 2006.
7. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 42 to the N-1A Registration Statement filed with the SEC on February 13, 2008.
8. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 44 to the N-1A Registration Statement filed with the SEC on April 29, 2008.
9. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 48 to the N-1A Registration Statement filed with the SEC on September 24, 2008.
10. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 51 to the N-1A Registration Statement filed with the SEC on December 22, 2009.
11. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 53 to the N-1A Registration Statement filed with the SEC on April 9, 2010.
12. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 58 to the N-1A Registration Statement filed with the SEC on March 25, 2011.
13. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 62 to the N-1A Registration Statement filed with the SEC on August 12, 2011.

*          Filed herewith.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 27th day of September, 2011.

THE LAZARD FUNDS, INC.

By:	/s/ Charles L. Carroll

Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll	President and Director	September 27, 2011

Charles L. Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	September 27, 2011

Stephen St. Clair

/s/ Ashish Bhutani	Director	September 27, 2011

Ashish Bhutani

/s/ Kenneth S. Davidson*	Director	September 27, 2011

Kenneth S. Davidson

/s/ Nancy A. Eckl*	Director	September 27, 2011

Nancy A. Eckl

/s/ Lester Z. Lieberman*	Director	September 27, 2011

Lester Z. Lieberman

/s/ Leon M. Pollack*	Director	September 27, 2011

Leon M. Pollack

/s/ Richard Reiss, Jr.*	Director	September 27, 2011

Richard Reiss, Jr.

/s/ Robert M. Solmson*	Director	September 27, 2011

Robert M. Solmson

*By:	/s/ Nathan A. Paul

Attorney-in-fact, Nathan A. Paul

Exhibit Index

(12)(a)	Opinion of counsel regarding tax matters in respect of Lazard U.S. Realty Income Portfolio

(12)(b)	Opinion of counsel regarding tax matters in respect of Lazard U.S. Realty Equity Portfolio

(12)(c)	Opinion of counsel regarding tax matters in respect of Lazard International Realty Equity Portfolio